Interim Unaudited Condensed Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Ordinary Shares NIS 0.01 par value [Member]		Number of Treasury Shares [Member]	Additional paid-in capital [Member]	Retained earnings (accumulated losses) [Member]	Treasury stock [Member]	Total
Balance, value at Dec. 31, 2016	$ 148		$ (2,092,376)	$ 76,463	$ (1,348)	$ (1,898)	$ 73,365
Balance, shares at Dec. 31, 2016	37,440,552
Share-based compensation expense				634			634
Exercise of share options and RSUs	$ 1			1,340			1,341
Exercise of share options and RSUs, Shares	483,955
Dividend					(5,001)		(5,001)
Net income					13,962		13,962
Balance, value at Dec. 31, 2017	$ 149		(2,092,376)	78,437	7,613	(1,898)	$ 84,301
Balance, shares at Dec. 31, 2017	37,924,507						35,832,131
Share-based compensation expense				394			$ 394
Exercise of share options and RSUs		[1]		989			989
Exercise of share options and RSUs, Shares	352,658
Dividend					(5,063)		(5,063)
Net income					7,865		7,865
Balance, value at Jun. 30, 2018	$ 149		$ (2,092,376)	$ 79,820	$ 10,415	$ (1,898)	$ 88,486
Balance, shares at Jun. 30, 2018	38,277,165						36,184,789

[1]	Less than $1 thousand